Segment information - Percentage of consolidated total revenues (Details) - Sales Revenue, Net [Member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PT PGN LNG Indonesia [Member]
Percentage of Revenue	33.00%	33.00%	33.00%
Hoegh LNG Egypt LLC [Member]
Percentage of Revenue	31.00%	31.00%	31.00%
Sociedad Portuaria El Cayao [Member]
Percentage of Revenue	36.00%	36.00%	36.00%